DEFERRED FINANCING COSTS	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Deferred Financing Costs [Text Block] [Abstract]
Deferred Financing Costs [Text Block]
NOTE 8             DEFERRED FINANCING COSTS

Deferred financing costs include debt issuance costs primarily incurred by the Company as part of Convertible Note transactions. Deferred financing costs as of June 30, 2014 was $54,777. Amortization was $41,159 and $6,150 for the six month periods ended June 30, 2014 and 2013, respectively.

These costs include commissions paid to Carter Terry & Company, a registered broker-dealer, consisting of $55,620 in cash. These amounts were capitalized to Deferred Financing Costs and amortized over the term of the note. Amortization is provided on a straight-line basis over the terms of the respective debt instruments to which the costs relate and is included in interest expense.  The difference between the straight line and effective interest methods is immaterial due to the short term nature of the convertible notes.

During the six month period ending June 30, 2014, 368,217 restricted shares of common stock of the Company valued at $10,310 were issued to Carter Terry & Company as part of their commission package.  As of June 30, 2014, $7,040 in stock payable related to deferred financing costs remains due.

NOTE 8             DEFERRED FINANCING COSTS

Deferred financing costs include debt issuance costs primarily incurred by the Company as part of Convertible Note transactions. Deferred financing costs as of December 31, 2013 was $22,966 net of accumulated amortization $50,575.  Deferred financing costs as of December 31, 2012 was $14,471 net of accumulated amortization $15,639. Amortization expense for deferred financing costs for the years ended December 31, 2013 and 2012 was $34,936 and $15,639, respectively.

These costs include commissions paid to Carter Terry & Company, a registered broker-dealer, consisting of $36,891 in cash ($17,500 in 2013 and $19,391 in 2012) and 233,750 (148,750 in 2013 and 85,000 in 2012) restricted Rule 144 shares of common stock valued at $12,091 ($6,481 in 2013 and $5,610 in 2012) on the dates of issuance. Cash payments for other deferred financing costs on other notes totaled $30,950 ($19,450 in 2013and $11,500 in 2012). These amounts were capitalized to Deferred Financing Costs and amortized over the term of the note. Amortization is provided on a straight-line basis over the terms of the respective debt instruments to which the costs relate and is included in interest expense.  The difference between the straight line and effective interest methods is immaterial due to the short term nature of the convertible notes.